Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Commitments And Contingencies Disclosure [Line Items]
Summary of Maximum Potential Amount of Future Payments under Guarantees
The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation
to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
2025		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	4,100	2,233	1,651	217
Guarantees on loans	220	126	79	15
Guarantees on securities	92	—	92	—
Other guarantees	3,309	2,709	494	106
Guarantees for the repayment of trust principal	11	—	2	8
Liabilities of trust accounts	330	98	61	171
Derivative financial instruments	80,505	38,199	35,858	6,448

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
2026		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	4,777	2,644	1,852	281
Guarantees on loans	244	199	32	12
Guarantees on securities	131	30	101	—
Other guarantees	3,793	3,043	642	109
Guarantees for the repayment of trust principal	7	—	—	7
Liabilities of trust accounts	404	129	51	224
Derivative financial instruments	75,897	44,514	25,480	5,903

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2025 and 2026:

	2025	2026

	(in billions of yen)
Commitments to extend credit (Note)	119,733	130,737
Commercial letters of credit	1,829	1,879

Total	121,562	132,615

Note:	Commitments to extend credit include commitments to invest in securities.

Schedule of Balance Sheet Information Related to operating lease
The following table presents the consolidated balance sheet information related to operating leases as of March 31, 2025 and 2026:

	2025		2026

	(in millions of yen, except for remaining lease term and discount rate)
Right-of-use assets (Note)	474,361		483,068
Lease liabilities (Note)	502,997		521,941
Weighted average:
Remaining lease term	13.5	years	12.6	years
Discount rate	1.06%		1.35%

Note:	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.

Schedule of operating lease cost and supplemental cash flow information

The following table presents lease cost and supplemental information related to operating leases for the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026

	(in millions of yen)
Lease cost (Note)	104,314	103,386	103,283
Right-of-use assets obtained in exchange for new lease liabilities	52,831	37,637	88,028
Operating cash flows	83,100	82,634	75,803

Note:
Lease cost for operating leases are included in Occupancy expenses on the consolidated statements of income. The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases
The following table shows future lease payments under operating leases as of March 31, 2026:

As of March 31, 2026

(in millions of yen)
Fiscal year ending March 31:
2027	75,083
2028	61,426
2029	57,231
2030	50,674

2031	37,883
2032 and thereafter	269,594

Total lease payments	551,891

Amount representing interest	29,951

Total lease liabilities for operating leases	521,941

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Commitments And Contingencies Disclosure [Line Items]
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2025 and 2026:

	2025	2026

	(in billions of yen)
Investment grade	5,900	6,755
Non-investment grade	1,821	2,190

Total	7,721	8,945

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.